PROVISIONS - Possible Contingencies (Details) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2011 action	Dec. 31, 2023 ARS ($) action
Radioelectric Spectrum Fees
Provisions
Difference resulting from both sets of liquidation excluding interests | $			$ 717
Trade Unions For Union Contributions And Payments
Provisions
Number of legal actions			7
Period of default			5 years
Asociacion Por La Defensa De Usuarios Y Consumidores
Provisions
Period during which amounts collected for services	5 years
Personal | Legal proceedings contingent liability | Consumidores Financieros Asociacion Civil para su Defensa
Provisions
Total number of legal actions within the federal civil and commercial court		3